Summary of Significant Accounting Policies (Details Narrative) (10-K 2018)			1 Months Ended	12 Months Ended			27 Months Ended
	Jan. 01, 2012	Jan. 01, 2012	Aug. 31, 2018	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jul. 31, 2018	Dec. 31, 2016 USD ($)
Net income (loss)				$ 373,939	$ (279,281)	$ (32,829)
Current liabilities, net				1,383,738	539,750	2,500
Deficit on equity				192,247	(178,436)	97,500		$ 13,862
Cash and cash equivalents				1,165,793	189,210
Impairment losses on long-lived assets
Income tax percentage				31.00%	14.00%
Potentially dilutive ordinary shares | shares
Operating lease term				1 year
ASU 2016-02 [Member]
Operating lease term					12 months
Revenue [Member]
Concentration of credit risk				10.00%	10.00%	10.00%
CNY [Member]
Foreign currency risk, percentage				0.99	0.80
Valued Added Tax [Member]
Income tax percentage	6.00%	6.00%	6.00%				3.00%